UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05681
ND Tax-Free Fund, Inc.
(Exact name of registrant as specified in charter)

Address of Registrant:	1 Main Street North
Minot, ND 58703

Name and Address of Agent for Service:	Brent Wheeler, Mutual Fund Chief Compliance Officer
Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703
Registrant’s telephone number, including area code:	(701) 852-5292
Date of fiscal year end:	December 31
Date of reporting period:	June 29, 2007

Item 1—Reports to Shareholders

Dear Shareholder:

Enclosed is the report of the operations of the ND Tax-Free Fund, Inc. (the “Fund”) for the six months ended June 29, 2007. The Fund’s portfolio and related financial statements are presented within for your review.

The first half of 2007 has proved a tricky period for most bond fund managers and has likely rattled some bond fund investors as well. Entering the year, many expected the Federal Reserve to cut its target for the federal funds rate (the rate banks charge one another for loans), but in recent weeks those expectations have dried up as the economy has shown signs of strength at home and interest rates have pushed higher overseas. That and concerns over sub-prime housing loans (loans to less than creditworthy individuals) have put upward pressure on interest rates.

After spending much of the first half of the year comfortably in positive territory, the average municipal bond fund has posted a loss in portfolio value recently.

Federal Reserve chairman Ben Bernanke has said repeatedly he hopes the core inflation rate will continue to moderate, falling back below 2%. But he continues to worry, at least in public, about the risk of more persistent inflation, which would force him to raise rates again.

That fear helped push the yield on the 10-year Treasury bond to 5.02% for the period, higher than the 4.70% at which it began the year, but below the 5.30% it hit in mid-June.

While rising interest rates can cause bond market valuations to fall, it also enables investors to lock in higher yielding bonds. Short-term fund losses can sting, but they should not cause investors to lose sight of their long-term goals and objectives.

ND Tax-Free Fund A shares began the year at $7.53 and ended the period at $7.46 for a total return year-to-date of 0.91%*.  ND Tax-Free Fund B shares began the year at $7.53 and ended the period at $7.47 for a total return year-to-date of 0.74%*.  This compares to the Lehman Brothers Municipal Bond Index return of 0.14% for the period.

The Fund’s favorable overall performance can be attributed to its defensive portfolio, with an average maturity of 16.5 years and a low average maturity to the first call date of 2.2 years. That, along with an average portfolio coupon of 5.58%, helps relative performance in a rising rate environment.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Portfolio quality for the period was as follows, AAA 67.8%, A 10.9%, BBB 10.9% and NR 10.4%.

Income exempt from federal and North Dakota state income taxes with preservation of capital remains the primary objective of the Fund.

If you would like more frequent updates, please visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Mutual Funds, Inc. (the “Company” or “Integrity Mutual Funds”).  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities than a municipal bond fund that does not concentrate its securities in a single state.

June 29, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Security and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from Integrity’s website at www.integrityfunds.com.

June 29, 2007 (Unaudited)

TERMS AND DEFINITIONS

Appreciation: Increase in the value of an asset

Average Annual Total Return: A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis

Coupon Rate or Face Rate: The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage

Depreciation: Decrease in the value of an asset

Lehman Brothers Municipal Bond Index: An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the Fund, and may pose different risks than the Fund.

Market Value: Actual (or estimated) price at which a bond trades in the marketplace

Maturity: A measure of the term or life of a bond in years; when a bond “matures”, the issuer repays the principal

Multiple Classes of Shares: Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options, which are “classes” of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

Net Asset Value: The value of all of your fund’s assets, minus any liabilities, divided by the number of outstanding shares not including any initial or contingent deferred sales charge

Offering Price: The price at which a mutual fund’s share can be purchased; the offering price per share is the current net asset value plus any sales charge

Quality Ratings: A designation assigned by independent rating companies to give a relative indication of a bond’s creditworthiness; “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return: Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

June 29, 2007 (Unaudited)

COMPOSITION

Portfolio Quality Ratings

(Based on total long-term investments)

AAA	67.8%
A	10.9%
BBB	10.9%
NR	10.4%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s Ratings Group. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (the “Investment Adviser” or “Integrity Money Management”), the Fund’s investment adviser.

These percentages are subject to change.

Portfolio Market Sectors

(As a percentage of net assets)

S - School	36.6%
I - Industrial	24.2%
H - Health	17.7%
C - COP/Lease	7.2%
W - Water/Sewer	6.8%
T - Transportation	4.6%
O - Other	2.9%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

June 29, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs: including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs: including management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 29, 2006 to June 29, 2007.

The example illustrates the Fund’s costs in two ways:

Actual Expenses: The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 29, 2006	Ending Account Value June 29, 2007	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,009.07	$5.37
Class B	$1,000.00	$1,007.40	$8.38
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.45	$5.40
Class B	$1,000.00	$1,016.44	$8.42

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.07% for Class A and 1.67% for Class B), multiplied by the average account value over the period, multiplied by 180/360 days. Class A’s ending account value in the “Actual” section of the table is based on its actual total return of 0.91% for the six-month period of December 29, 2006 to June 29, 2007. Class B’s ending account value in the “Actual” section of the table is based on its actual total return of 0.74% for the six-month period of December 29, 2006 to June 29, 2007.

June 29, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 29, 2007
ND Tax-Free Fund Class B Shares	1 year	3 year	5 year	10 year	Since Inception (January 3, 1989)
Without CDSC	2.82%	1.87%	0.86%	*N/A	3.66%
With CDSC (4% Maximum)	(1.17%)	0.94%	0.69%	*N/A	3.66%

Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (January 3, 1989)
	4.70%	4.57%	4.61%	N/A	6.70%

ND Tax-Free Fund Class A Shares	1 year	3 year	5 year	10 year	Since Inception (January 7, 2000)
Without Sales Charge	3.43%	2.43%	1.41%	N/A	2.81%
With Sales Charge (4.25%)	(0.94%)	0.98%	0.52%	N/A	2.22%

Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year	Since Inception (January 7, 2000)
	4.70%	4.57%	4.61%	N/A	5.94%

*Class B shares are automatically converted to Class A shares after 8 years.

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800- 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully before investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

June 29, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers Municipal Bond Index

Class B Shares
	ND Tax-Free Fund without CDSC	Lehman Brothers Municipal Bond Index
12/31/1996	$10,000	$10,000
1997	$10,417	$10,920
1998	$10,779	$11,628
1999	$10,660	$11,388
2000	$11,526	$12,719
2001	$12,048	$13,372
2002	$12,036	$14,656
2003	$12,042	$15,436
2004	$11,870	$16,125
2005	$11,979	$16,695
2006	$12,562	$17,505
06/29/2007	$12,655	$17,529

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully before investing.

The Class B shares graph does not reflect the deduction of the maximum CDSC. Had CDSC been included, performance would have been lower.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in North Dakota municipal bonds. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

June 29, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of the Fund consists of five Directors. These same individuals, unless otherwise noted, also serve as directors or trustees for the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds. Three Directors (60% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “independent” Directors. Two of the remaining three Directors and/or Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Directors of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Director and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT DIRECTORS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 54	Director	Indefinite Since January 2006	Faculty, Embry-Riddle University (Aug. 2000 to Sep. 2005); Faculty, Park University (Aug., 2005 to Dec. 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since Aug. 2000); Director, Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (since Jan. 2006); Trustee, Integrity Managed Portfolios and The Integrity Funds (since Jan. 2006).	15	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 71	Director	Indefinite Since April 1995	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003) Montana Tax-Free Fund, Inc. and Integrity Fund of Funds, Inc. (since April 1995); Trustee, Integrity Managed Portfolios (Since January 1996) and The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	15	First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 59	Director	Indefinite Since January 1999	Attorney, Maxson Law Office (since November 2002), Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003), Integrity Fund of Funds, Inc., Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, Integrity Managed Portfolios (since January 1999) and The Integrity Funds (since May 2003).	15	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

Directors and officers of the Funds serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Directors and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 800-276-1262.

June 29, 2007 (Unaudited)

The Interested Directors and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Director and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 62	Director, Chairman, President	Indefinite Since Inception

Director (September 1987 to February 2007), President (September 2002 to May 2003), CEO (September 2001 to February 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (August 1988 to February 2007), Integrity Money Management, Inc.; Director, President and Treasurer (August 1988 to September 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to February 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (January 1996 to August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (October 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (January 2002 to February 2007) and President (September 2002 to December 2004), Capital Financial Services, Inc.; South Dakota Tax-Free Fund, Inc., (April 1994 to June 2004), Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., and Montana Tax-Free Fund, Inc., Trustee, Chairman, President (since January 2006) and Treasurer (January 2006 to May 2004), Integrity Managed Portfolios and Trustee, Chairman, President (since May 2003), The Integrity Funds)

				15	Minot Park Board
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Director, Vice President, Secretary	Indefinite Since Inception

Attorney; Director and Vice President (since May 1988) Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc (since August 1988), Integrity Fund Services, Inc. (since May 1989), Integrity Funds Distributor, Inc. (since January 1996), ND Capital, Inc. (August 1988 to August 2006); Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax-Free Fund, Inc.; Vice President and Secretary, Integrity Managed Portfolios (Since January 1996) and The Integrity Funds (Since June 2003).

				3	None

OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (Since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), Integrity Managed Portfolios, The Integrity Funds, Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) The Integrity Funds, Integrity Managed Portfolios, Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Mr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter. Mr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management. However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

Directors and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Directors and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

Schedule of Investments June 29, 2007 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NORTH DAKOTA MUNICIPAL BONDS (98.9%)

Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.750%	12/01/2011	$750,000	$753,750
#Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.875	12/01/2015	750,000	753,750
City of Minot (Highway Bonds) G.O. MBIA	Aaa/AAA	5.000	10/01/2023	555,000	573,654
Fargo, ND School District Bldg. Auth. Lease Rev.	A-1/NR	5.750	05/01/2018	500,000	517,545
Grand Forks, ND (Aurora Project) Sales Tax Rev. MBIA	Aaa/AAA	5.625	12/15/2029	750,000	758,070
Grand Forks, ND (Public Bldg) G.O. FSA	Aaa/NR	4.625	12/01/2026	250,000	247,487
*Grand Forks, ND Health Care Rev. (Altru Health) MBIA	Aaa/AAA	5.400	08/15/2012	1,000,000	1,025,150
Grand Forks, ND Ref. & Impvt. G.O. AMBAC	Aaa/NR	5.000	12/01/2024	100,000	103,337
Mercer Cty., ND (NW Public Svc.) Rev. Ref. MBIA	Aaa/AAA	5.850	06/01/2023	630,000	630,000
*ND Blding. Auth. Lease Rev. MBIA	Aaa/AAA	5.000	12/01/2022	1,020,000	1,056,037
#ND State Board of Hgr. Educ. (ND St. Univ. Hsg.)	A-1/NR	5.600	04/01/2029	1,035,000	1,071,173
ND State Board of Hgr. Educ. (ND St. Univ.) AMBAC	Aaa/AAA	5.100	04/01/2032	500,000	511,335
#ND State Board of Higher Educ. (Univ. ND Hsg) Rev. FGIC	Aaa/AAA	5.000	04/01/2032	1,000,000	1,026,280
#ND State Water Commission Devl. Rev. AMBAC	Aaa/AAA	5.750	07/01/2027	1,000,000	1,000,220
ND Student Loan Rev. AMBAC	Aaa/AAA	6.300	07/01/2012	100,000	100,001
ND Student Loan Rev. AMBAC	Aaa/AAA	6.350	07/01/2013	250,000	250,000
ND Student Loan Rev. AMBAC	Aaa/AAA	6.400	07/01/2014	400,000	400,000
*Oliver Cty., ND (Square Butte Elec. Coop) Pollution Control Rev. AMBAC	Aaa/AAA	5.300	01/01/2027	2,095,000	2,168,870
*Ward Cty., ND Health Care (Trinity Medical Center)	NR/BBB+	6.250	07/01/2026	1,250,000	1,275,100
Ward Cty., ND Health Care (Trinity Obligation Group) Rev.	NR/BBB+	5.125	07/01/2029	300,000	300,315

TOTAL NORTH DAKOTA MUNICIPAL BONDS (COST: $14,385,015)					$14,522,074

SHORT-TERM SECURITIES (3.9%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $567,044)				567,044	$567,044

TOTAL INVESTMENTS IN SECURITIES (COST: $14,952,059)					$15,089,118
OTHER ASSETS LESS LIABILITIES					(398,631)

NET ASSETS					$14,690,487

*Indicates bonds segregated by the custodian to cover when-issued or delayed-delivery purchases.

As of June 29, 2007, the Fund had one when-issued purchase:

250,000 of Grand Forks, ND (Public Building) G.O.; 4.625%; 12/01/2026

#Indicates bonds segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities have been determined to be of investment grade quality by the Investment Adviser.

Financial Statements June 29, 2007

Statement of Assets and Liabilities June 29, 2007 (Unaudited)

ASSETS
Investments in securities, at value (cost: $14,952,059)	$15,089,118
Accrued dividends receivable	1,165
Accrued interest receivable	227,649
Prepaid expenses	147
Receivable from manager	573
Total Assets	$15,318,652

LIABILITIES
Accrued expenses	$8,914
Disbursements in excess of demand deposit cash	273
Dividends payable	43,559
Payable for fund shares redeemed	16,983
Payable to affiliates	12,207
Security purchases payable	546,229
Total Liabilities	$628,165

NET ASSETS	$14,690,487

Net assets are represented by:
Capital stock outstanding, at par	$1,968
Additional paid-in capital	20,474,431
Accumulated undistributed net realized gain (loss) on investments and futures	(5,922,995)
Accumulated undistributed net investment income (loss)	24
Unrealized appreciation (depreciation) on investments	137,059
Total amount representing net assets applicable to 1,968,481 outstanding shares of $.001 par value common stock (100,000,000 shares authorized)	$14,690,487

Net assets consist of:
Class A	$13,440,709
Class B	$1,249,778
Total Net Assets	$14,690,487

Shares outstanding:
Class A	1,801,070
Class B	167,411

Net Asset Value per share:
Class A	$7.46
Class A Offering Price (based on sales charge of 4.25%)	$7.79
Class B	$7.47

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Operations For the six months ended June 29, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$354,399
Dividends	7,738
Total Investment Income	$362,137

EXPENSES
Investment advisory fees	$45,808
Distribution (12b-1) fees—Class A	17,475
Distribution (12b-1) fees—Class B	5,432
Transfer agent fees	18,269
Accounting service fees	18,817
Administrative service fees	15,000
Custodian fees	1,084
Professional fees	5,706
Legal fees	433
Directors fees	1,115
Audit fees	3,297
Transfer agent out-of-pockets	1,350
Insurance expense	313
License, fees, and registrations	125
Reports to shareholders	1,752
Total Expenses	$135,976
Less expenses waived or absorbed by the Fund’s manager	(50,509)
Total Net Expenses	$85,467

NET INVESTMENT INCOME (LOSS)	$276,670

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$6,984
Net change in unrealized appreciation (depreciation) of investments	(144,606)
Net Realized and Unrealized Gain (Loss) on Investments	$(137,622)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$139,048

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Changes in Net Assets

For the six months ended June 29, 2007 and the year ended December 29, 2006

	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$276,670	$612,761
Net realized gain (loss) on investments and futures	6,984	457,550
Net change in unrealized appreciation (depreciation) on investments and futures	(144,606)	(131,093)
Net Increase (Decrease) in Net Assets Resulting From Operations	$139,048	$939,218

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income
Class A ($.14 and $.27 per share)	$(257,000)	$(544,372)
Class B ($.12 and $.23 per share)	(19,665)	(68,379)
Distributions from net realized gain on investment transactions
Class A ($.00 and $.00 per share)	0	0
Class B ($.00 and $.00 per share)	0	0
Total Dividends and Distributions	$(276,665)	$(612,751)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	$63,404	$39,831
Class B	354,000	10,333
Proceeds from reinvested dividends
Class A	194,049	401,148
Class B	15,963	53,120
Cost of shares redeemed
Class A	(1,312,125)	(2,847,810)
Class B	(323,697)	(923,543)
Exchanges to/from related fund classes
Class A	350,001	705,997
Class B	(350,001)	(705,997)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(1,008,406)	$(3,266,921)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,146,023)	$(2,940,454)
NET ASSETS, BEGINNING OF PERIOD	15,836,510	18,776,964
NET ASSETS, END OF PERIOD	$14,690,487	$15,836,510

Undistributed Net Investment Income	$24	$10

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 29, 2007 (Unaudited)

Note 1: ORGANIZATION

The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on October 7, 1998 and commenced operations on January 3, 1989. The Fund’s objective is to provide as high a level of current income exempt from federal and North Dakota income taxes as is consistent with preservation of capital. The Fund will seek to achieve this by investing primarily in a portfolio of North Dakota tax-exempt securities.

All shares existing prior to January 7, 2000 (the commencement date of Class A shares) were classified as Class B shares. Class B shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.85% on an annual basis, and a CDSC that decreases depending on how long the shares have been held. Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis. The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required. Class B shares automatically convert to A shares on the 15th of the month or the next business day following the eighth anniversary of issuance.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Directors, which include consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Distributions during the year ended December 29, 2006 were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	December 29, 2006	December 30, 2005
Tax-exempt income	$612,751	$823,668
Ordinary income	0	0
Long-term capital gains	0	0
Total	$612,751	$823,668

As of December 29, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($5,929,978)	$281,675	($5,648,303)

The Fund has unexpired capital loss carryforwards for tax purposes as of December 29, 2006 totaling $5,929,978, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended December 31 as shown in the following table:

Year	Unexpired Capital Losses
2008	$756,779
2010	$1,868,806
2011	$1,756,690
2012	$1,089,267
2013	$458,436

For the year ended December 29, 2006, the Fund made $132,381 in permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Multiple class allocations - The Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class. For the six months ended June 29, 2007, distribution fees were the only class-specific expenses.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the settled shares of each class.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications - Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3: CAPITAL SHARE TRANSACTIONS

As of June 29, 2007, there were 100,000,000 shares of $.001 par value authorized; 1,968,481 and 2,102,848 shares were outstanding at June 29, 2007 and December 29, 2006, respectively.

Transactions in capital shares were as follows:

	Class A Shares		Class B Shares
	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006
Shares sold	8,430	5,372	47,145	1,386
Shares issued on reinvestment of dividends	25,833	53,524	2,125	7,094
Shares redeemed	(174,858)	(379,534)	(43,080)	(123,205)
Shares exchanged to Class A	0	0	(46,557)	(94,316)
Shares exchanged from Class B	46,595	94,352	0	0
Net increase (decrease)	(94,000)	(226,286)	(40,367)	(209,041)

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor (the “Distributor” or “Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund’s average daily net assets. The Fund has recognized $0 of investment advisory fees after a partial waiver for the six months ended June 29, 2007. The Fund has a payable to Integrity Money Management of $0 at June 29, 2007 for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the Investment Adviser.

The Investment Adviser has contractually agreed to maintain Class A expense levels at 1.07% and Class B expense levels at 1.67% through December 31, 2007. In addition to the contractual commitment, the Investment Adviser may voluntarily waive fees or reimburse expenses not required under the advisory contract from time to time. Accordingly, after fee waivers and expense reimbursements, the actual total annual operating expenses for Class A shares for the six months ended June 29, 2007 were 1.07%. After fee waivers and expense reimbursements, the actual total annual operating expenses for Class B shares were 1.67% for the six months ended June 29, 2007.

Principal underwriter and shareholder services - Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses”. Class A currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Class B currently pays an annual distribution fee of up to 0.85% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

For the six months ended June 29, 2007, amounts paid or accrued to Integrity Funds Distributor and fees waived, if any, pursuant to Class A and Class B Distribution Plans were as follows:

	12b-1 Fees Charged	12b-1 Fees Waived
Class A Shares	$17,475	$0
Class B Shares	$5,432	$0

Integrity Fund Services, the transfer agent, provides shareholder services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $18,269 of transfer agency fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $2,861 at June 29, 2007 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $18,817 of accounting service fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $3,011 at June 29, 2007 for accounting service fees.  Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.125% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses.  An additional fee of $500 per month will be charged for each additional share class.  The Fund has recognized $15,000 of administrative service fees for the six months ended June 29, 2007.  The Fund has a payable to Integrity Fund Services of $2,417 at June 29, 2007, for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $546,058 and $972,295, respectively, for the six months ended June 29, 2007.

Note 6: INVESTMENT IN SECURITIES

At June 29, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $14,952,059. The net unrealized appreciation of investments based on the cost was $137,059, which is comprised of $145,019 aggregate gross unrealized appreciation and $7,960 aggregate gross unrealized depreciation.  Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes,” an interpretation of SFAS 109, “Accounting for Income Taxes” (FIN 48).  FIN 48 established the accounting for uncertain tax positions that have been taken or are expected to be taken in a tax return, including the recognition and measurement of their financial statement effects.  Pursuant to FIN 48, the Fund would recognize a tax benefit only if it is “more likely than not” that a particular tax position would be sustained upon examination or audit.  To the extent the “more likely than not” standard is satisfied, the benefit associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement.  The adoption of FIN 48 did not result in a material impact on the Fund’s financials statements.  Accordingly, no cumulative effect adjustment related to the adoption of FIN 48 was recorded.

As a regulated investment company, the Fund generally is not subject to income tax on its net income distributed as dividends to shareholders.  Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

Financial Highlights June 29, 2007

Selected per share data and ratios for the period indicated.

Class A Shares

		For The Six Months Ended June 29, 2007 (Unaudited)		For The Year Ended December 29, 2006		For The Year Ended December 30, 2005		For The Year Ended December 31, 2004		For The Year Ended December 31, 2003		For The Year Ended December 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD		$7.53		$7.40		$7.56		$7.94		$8.25		$8.63

Income from Investment Operations:
Net investment income	$	..14	$	..27		$.27	$	..31	$	..34	$	..41
Net realized and unrealized gain (loss) on investment and futures transactions		(.07)		..13		(.16)		(.38)		(.31)		(.38)
Total Income (Loss) From Investment Operations	$	..07	$	..40	$	..11	$	( ..07)	$	..03	$	..03

Less Distributions:
Dividends from net investment income		$(.14)		$(.27)		$(.27)		$(.31)		$(.34)		$(.41)
Distributions from net realized gains		..00		..00		..00		..00		..00		..00
Total Distributions		$(.14)		$(.27)		$(.27)		$(.31)		$(.34)		$(.41)

NET ASSET VALUE, END OF PERIOD		$7.46		$7.53		$7.40		$7.56		$7.94		$8.25

Total Return		1.81%A,C		5.48%A		1.53%A		(0.84%)A		0.50%A		0.37%A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)		$13,441		$14,271		$15,692		$24,626		$30,847		$34,463
Ratio of net expenses (after expense assumption) to average net assets		1.07%B,C		1.06%B		1.00%B		0.93%B		0.95%B		0.95%B
Ratio of net investment income to average net assets		3.68%C		3.61%		3.66%		4.05%		4.33%		4.87%
Portfolio turnover rate		3.71%		0.00%		37.02%		10.31%		34.34%		3.14%

AExcludes maximum sales charge of 4.25%.

B During the periods indicated above, the Company assumed/waived expenses of $46,270, $67,901, $67,076, $76,391, $72,086, and $77,910, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.73%, 1.51%, 1.36%, 1.22%, 1.17%, and 1.18%, respectively.

C Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights June 29, 2007

Selected per share data and ratios for the period indicated.

Class B Shares

		For The Six Months Ended June 29, 2007 (Unaudited)		For The Year Ended December 29, 2006		For The Year Ended December 30, 2005		For The Year Ended December 31, 2004		For The Year Ended December 31, 2003		For The Year Ended December 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD		$7.53		$7.40		$7.56		$7.94		$8.25		$8.64

Income from Investment Operations:
Net investment income	$	..12	$	..23	$	..23	$	..27	$	..31	$	..38
Net realized and unrealized gain (loss) on investment and futures transactions		(.06)		..13		(.16)		(.38)		(.31)		(.39)
Total Income (Loss) From Investment Operations	$	..06	$	..36	$	..07		$(.11)	$	..00		$(.01)

Less Distributions:
Dividends from net investment income		$(.12)		$(.23)		$(.23)		$(.27)		$(.31)		$(.38)
Distributions from net realized gains		..00		..00		..00		..00		..00		..00
Total Distributions		$(.12)		$(.23)		$(.23)		$(.27)		$(.31)		$(.38)

NET ASSET VALUE, END OF PERIOD		$7.47		$7.53		$7.40		$7.56		$7.94		$8.25

Total Return		1.48%A,C		4.86%A		0.92%A		(1.42%)A		0.04%A		(0.10%)A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)		$1,250		$1,566		$3,085		$6,176		$9,163		$12,423
Ratio of net expenses (after expense assumption) to average net assets		1.67%B,C		1.65%B		1.60%B		1.53%B		1.40%B		1.30%B
Ratio of net investment income to average net assets		3.08%C		3.01%		3.06%		3.45%		3.90%		4.52%
Portfolio turnover rate		3.71%		0.00%		37.02%		10.31%		34.34%		3.14%

A Excludes CDSC of 4.00%.

B During the periods indicated above, the Company assumed/waived expenses of $4,239, $10,120, $15,424, $20,264, $37,072, and $60,864, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 2.33%, 2.09%, 1.96% 1.82%, 1.74%, and 1.68%, respectively.

C Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2—Code of Ethics

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. The registrant did not grant any waivers, including implicit waivers, from any provisions of the code of ethics to the principal financial officer and principal executive officer during the period covered by this report.

Item 3—Audit Committee Financial Expert

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4—Principal Accountant Fees and Services

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5—Audit Committee of Listed Registrants

Not applicable

Item 6—Schedule of Investments

The Schedule of Investments is included in Item 1 of this Form N-CSRS.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8—Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 10—Submissions of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors in the last fiscal half-year.

Item 11—Controls and Procedures

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSRS (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12—Exhibits

(a)	(1)	The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mark R. Anderson Mark R. Anderson President, ND Tax-Free Fund, Inc.

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Laura K. Anderson Laura K. Anderson Treasurer, ND Tax-Free Fund, Inc.

Date: August 29, 2007